Net Loss Per Share Attributable to Common Stockholders	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net Loss Per Share Attributable to Common Stockholders

3. Net Loss Per Share Attributable to Common Stockholders

The following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders of the Company:

	Nine Months Ended September 30,
(in thousands, except share and per share amounts)	2023	2022
Numerator:
Net loss	$(6,768)	$(3,597)
Adjustment to numerator for earnings per share:
Deemed dividend	(2,573)	—
Net loss attributable to common stockholders	$(9,341)	$(3,597)

Denominator:
Weighted-average number of common shares outstanding, basic and diluted	28,230,842	28,230,842
Net loss per common share attributable to common stockholders, basic and diluted	$(0.33)	$(0.13)

As further described in Note 6, the Company issued 28,230,842 shares of non-voting common stock on August 18, 2022. The weighted average number of shares outstanding for the nine months ended September 30, 2023 and 2022, is based upon the non-voting common stock shares issued on August 18, 2022. Because the issuance of nonvoting common stock shares was treated as a stock split for accounting purposes, these shares are treated as having been issued on January 1, 2022, and outstanding for the entire nine months ended September 30, 2023 and 2022.

As further described in Note 10, the Company agreed to pay to FibroGenesis 15% of the gross proceeds from any equity investments in FibroBiologics prior to an IPO, Direct Listing or Sale of the Company to eliminate upon the occurrence of such event the Series A Preferred Stock and its $35 million liquidation preference. This redemption of preferred stock created a derivative liability that exceeded the net Parent Investment of $1,461 thousand by $1,112 thousand, and is reflected here as a reduction of the amount available to common stockholders in the calculation of earnings per share.

The Company had $5,600 thousand of convertible notes outstanding as of September 30, 2022, which could have been converted into common stock in the event that the Company sold and issued shares of capital stock in excess of $10,000 thousand, and were all converted by September 30, 2023, into shares of Series B Preferred Stock as further described in Note 5. As of September 30, 2022, the estimated number of shares of common stock that would have been issued upon conversion was 790,459 shares. For the nine months ended September 30, 2023 and 2022, the Company reported net losses and, accordingly, potential common shares were not included since such inclusion would have been anti-dilutive. As a result, the Company’s basic and diluted net losses per share are the same because it generated a net loss in all periods presented.

3. Net Loss Per Share Attributable to Common Stockholders

The following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders of the Company:

	Year Ended December 31,
(in thousands, except share and per share amounts)	2022	2021
Numerator:
Net loss attributable to common stockholders:	$(5,121)		$(1,582)
Denominator:
Weighted-average number of common shares outstanding, basic and diluted	28,230,842		N/A
Net loss per common share attributable to common stockholders, basic and diluted (1)	$(0.18)	$	N/A

(1)	The Company had no shares of its common stock issued and outstanding during the year ended December 31, 2021.

As further described in Note 6, the Company issued 28,230,842 shares of non-voting common stock on August 18, 2022, and 381,658 shares of Series “B” Preferred Stock in December 2022. The weighted average number of shares outstanding for the year ended December 31, 2022, is based upon the non-voting common stock shares issued on August 18, 2022.

The Company had $5,600 thousand of convertible notes outstanding as of December 31, 2022, which may be converted into common stock in the event that the Company issues and sells shares of its capital stock in excess of $10,000 thousand as further described in Note 5. As of December 31, 2022, the estimated number of shares of common stock that would be issued upon conversion is 801,145 shares. For the years ended December 31, 2022 and 2021, the Company reported net losses and, accordingly, potential common shares were not included since such inclusion would have been anti-dilutive. As a result, the Company’s basic and diluted net losses per share are the same because it generated a net loss in all periods presented.